Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	2,394,490	3,883,350
Number of Options Outstanding, Granted	451,110	583,500
Number of Options Outstanding, Exercised	(1,056,363)	(2,039,735)
Number of Options Outstanding, Forfeited	(2,420)	(15,475)
Number of Options Outstanding, Expired		(17,150)
Number of Options Outstanding, Ending balance	1,786,817	2,394,490
Weighted Average Exercise Price, Beginning balance	$ 27.08	$ 25.71
Weighted Average Exercise Price, Granted	33.47	32.88
Weighted Average Exercise Price, Exercised	25.70	25.79
Weighted Average Exercise Price, Forfeited	32.01	31.04
Weighted Average Exercise Price, Expired		30.69
Weighted Average Exercise Price, Ending balance	$ 29.54	$ 27.08